CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ (103,989)	$ (178,885)	$ (11,347)
Other comprehensive profit (loss), net of tax:
Unrealized gain (loss) on derivative instruments, net	(1,883)	176	0
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	68	0	0
Other comprehensive profit (loss)	(1,815)	176	0
Comprehensive profit (loss)	$ (105,804)	$ (178,709)	$ (11,347)